                              [ANNOTATED FORM N-Q]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21040

Morgan Stanley Biotechnology Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2005

Date of reporting period: August 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY BIOTECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     NUMBER OF
      SHARES                                                                                     VALUE
  ---------------                                                                             -----------

                          COMMON STOCKS (96.3%)
                          Biotechnology (81.4%)
             9,225        Abgenix, Inc.*                                                      $    91,789
             4,650        Adolor Corp.*                                                            53,475
             4,900        Alexion Pharmaceuticals, Inc.*                                           80,164
            33,850        Alnylam Pharmaceuticals, Inc.*                                          186,175
            29,190        Amgen Inc.*                                                           1,730,675
            26,790        Amylin Pharmaceuticals, Inc.*                                           530,174
            21,900        Aphton Corp.*                                                            86,505
            31,525        Applera Corp. - Celera Genomics Group*                                  339,524
            22,500        Array BioPharma, Inc.*                                                  153,000
            13,130        Biogen Idec Inc.*                                                       779,003
            15,780        Celgene Corp.*                                                          895,515
             3,045        Cephalon, Inc.*                                                         143,145
             4,550        Charles River Laboratories International, Inc.*                         198,152
             5,930        Chiron Corp.*                                                           251,313
            22,200        ConjuChem Inc. (Canada)*                                                 63,941
             4,500        Cubist Pharmaceuticals, Inc.*                                            35,415
            24,330        CuraGen Corp.*                                                          127,003
            21,720        CV Therapeutics, Inc.*                                                  278,668
            18,300        Cytokinetics, Inc.*                                                     177,327
            14,575        deCODE genetics, Inc.*                                                   81,620
             9,000        Dendreon Corp.*                                                          88,470
            13,400        Diversa Corp.*                                                          107,200
             9,900        DOV Pharmaceutical, Inc.*                                               155,430
            11,600        Dyax Corp.                                                               92,104
            34,600        Encysive Pharmaceuticals, Inc.*                                         273,340
            36,865        Exelixis, Inc.*                                                         287,547
             1,910        Genentech, Inc.*                                                         93,170
             4,250        Gen-Probe Inc.*                                                         153,425
             4,135        Genzyme Corp.*                                                          223,290
            15,215        Gilead Sciences, Inc.*                                                1,051,813
            22,100        GTx, Inc.*                                                              236,912
            17,000        Harvard Biosciences, Inc.*                                               83,640
             4,415        ImClone Systems, Inc.*                                                  235,231
            76,000        Incyte Genomics, Inc.*                                                  519,080
            11,500        Keryx Biopharmaceuticals, Inc.*                                         127,995
             7,275        Ligand Pharmaceuticals Inc. (Class B)*                                   71,513
             4,675        Martek Biosciences Corp.*                                               249,645
            14,340        MedImmune, Inc.*                                                        342,296
            10,800        Memory Pharmaceuticals Corp.*                                            77,425
             7,400        MGI Pharma, Inc.*                                                       171,902
             4,870        Millennium Pharmaceuticals, Inc.*                                        57,904
             7,700        Nabi Biopharmaceuticals*                                                 89,936
             2,295        Neurocrine Biosciences, Inc.*                                           114,222
             8,705        NPS Pharmaceuticals, Inc.*                                              182,805
             2,675        Onyx Pharmaceuticals, Inc.*                                              99,350
             1,450        OSI Pharmaceuticals Inc.*                                                86,406
            23,900        Regeneron Pharmaceuticals, Inc.*                                        212,949
            32,400        Serono SA (ADR) (Switzerland)                                           516,132
             2,200        Techne Corp.*                                                            85,228
            54,210        Telik, Inc.*                                                          1,026,737
             5,070        Transkaryotic Therapies, Inc.*                                           79,853
             6,900        Trimeris, Inc.*                                                          83,076
             6,900        VaxGen, Inc.*                                                            73,830

            16,000        Vertex Pharmaceuticals Inc.*                                            155,680
             6,275        Vicuron Pharmaceuticals, Inc.*                                           93,749
             7,200        ZymoGenetics, Inc.*                                                     107,712
                                                                                              -----------
                                                                                               13,989,580
                                                                                              -----------
                          Electronic Equipment/Instruments (1.0%)
             6,360        Thermo Electron Corp.*                                                  167,077
                                                                                              -----------

                          Industrial Specialties (0.4%)
             3,900        Symyx Technologies, Inc.*                                                73,905
                                                                                              -----------

                          Medical Specialties (5.5%)
            10,555        Applera Corp. - Applied Biosystems Group                                200,967
             9,700        Cypress Bioscience, Inc.*                                                99,910
             2,800        Dade Behring Holdings Inc.*                                             147,196
             7,202        Fisher Scientific International, Inc.*                                  410,298
            27,400        Trinity Biotech PLC (ADR) (Ireland)*                                     79,460
                                                                                              -----------
                                                                                                  937,831
                                                                                              -----------
                          Pharmaceuticals: Major (0.4%)
               750        Roche Holding AG (Switzerland)                                           72,650
                                                                                              -----------

                          Pharmaceuticals: Other (7.6%)
            13,300        AtheroGenics, Inc.*                                                     223,307
            12,800        Elan Corp. PLC (ADR) (Ireland)*                                         289,664
             2,150        Forest Laboratories, Inc.*                                               98,578
             8,300        NitroMed, Inc.*                                                         152,969
            15,900        Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                      433,275
             3,400        United Therapeutics Corp.*                                              101,014
                                                                                              -----------
                                                                                                1,298,807
                                                                                              -----------
                          TOTAL COMMON STOCKS
                            (Cost $14,943,276)                                                 16,539,850
                                                                                              -----------
     PRINCIPAL
     AMOUNT IN
     THOUSANDS
   -------------
                              SHORT-TERM INVESTMENT (3.8%)
                              REPURCHASE AGREEMENT
                  $663        Joint repurchase agreement account 1.57%
                              due 09/01/04 (dated 08/31/04;
                              proceeds $663,029) (a) (Cost $663,000)                              663,000
                                                                                              -----------

                              TOTAL INVESTMENTS
                                (Cost $15,606,276) (b)                             100.1%      17,202,850
                              LIABILITIES IN EXCESS OF OTHER ASSETS                 (0.1)         (24,728)
                                                                                   -----      -----------
                              NET ASSETS                                           100.0%     $17,178,122
                                                                                   =====      ===========

--------------------
         ADR    American Depository Receipt.
           *    Non-income producing security.
          (a)   Collateralized by federal agency and U.S. Treasury obligations.
          (b)   The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
                unrealized appreciation is $2,593,262 and the aggregate gross unrealized depreciation is $996,688 resulting in net unrealized appreciation of $1,596,574.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Biotechnology Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2004

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